Summary of Significant Accounting Policies (Details Narrative)		12 Months Ended
	Oct. 27, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Property, Plant and Equipment [Line Items]
Debt Instrument, Convertible, Conversion Ratio		0.42
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
Stock Issued During Period, Shares, New Issues | shares		7,185,734	109,739
[custom:PrepaymentShortfallPercentage-0]		100.00%
[custom:VWAPPricePercentage]		90.00%
[custom:ThresholdPeriodForClosingOfValuation]		36 months
[custom:CashSettlementPaymentDate]		tenth
Share Price | $ / shares		$ 2.00
Fair Value of Assets Acquired		$ 200,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%
Tax Credit Carryforward, Description		These Section 174 Expenditures are required to be amortized over a 5- or 15- year period for domestic or foreign eligible expenditures, respectively.
Deferred Tax Liabilities, Deferred Expense, Other Capitalized Costs		$ 17,600,000
[custom:DeferredTaxLiabilitiesDeferredExpenseOtherRemainingCapitalizedCosts-0]		14,800,000
[custom:GrantIncome]		$ 2,885,000
Forward Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
[custom:ForwardPurchaseAgreementTerm]		36 months
Sale of Stock, Number of Shares Issued in Transaction | shares		1,000,000
Sale of Stock, Price Per Share | $ / shares		$ 10.00
Sale of Stock, Consideration Received on Transaction		$ 10,000,000.0
Equity Issued in Business Combination, Fair Value Disclosure		4,500,000
Government Grants [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Other Operating Activities	$ 800,000
Government Grants [Member] | CIRM Award [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Other Operating Activities	$ 3,100,000
[custom:GrantAmount]		0
[custom:GrantIncome]		2,900,000
[custom:GrantsPayment-0]		1,500,000
Grants Receivable		$ 1,400,000
FLAG Class A Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Stock Issued During Period, Shares, New Issues | shares		1,000,000
[custom:PercentageOfAggregateCashAmount]		0.50%
[custom:ResetPrice-0] | $ / shares		$ 10.00
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Minimum [Member] | Corporation Stock [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage		5.00%
Minimum [Member] | Forward Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Price Per Share | $ / shares		$ 2.00
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Maximum [Member] | Corporation Stock [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years